LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6. LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Land use rights	267,700	259,321
Less: accumulated amortization	(10,255)	(15,584)
Land use rights, net	257,445	243,737

Amortization expenses for land use rights of continuing operations amounted to RMB 3,694, RMB 5,828 and RMB 6,098 for the years ended December 31, 2009, 2010 and 2011, respectively, and are recorded in cost of revenues and general and administrative expenses.

Based on the current land use rights held, future amortization expenses of continuing operations are estimated to be RMB 6,098 per year for each of the next five years through December 31, 2016.